Class 1 and 2 Shares Prospectus | Global Discovery Fund
Global Discovery Fund(SM)
Investment objective
The investment objective of the fund is long-term growth of capital.
Current income is a secondary consideration.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class 1 and 2 Shares Prospectus Global Discovery Fund	Class 1	Class 2
Management fees	0.58%	0.58%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.62%	0.87%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class 1 and 2 Shares Prospectus Global Discovery Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	63	199	346	774
Class 2	89	278	482	1,073

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund’s investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks that the investment adviser believes have the potential to pay dividends. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund seeks to invest at least 30% of its net assets in issuers outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

On December 5, 2012, the Board of Trustees of the American Funds Insurance Series approved the merger of Global Discovery Fund into Global Growth Fund pursuant to Rule 17a-8 of the Investment Company Act of 1940. It is anticipated that the merger will be consummated in May of 2013; however, the fund reserves the right to delay the closing. At such time, beneficial owners of shares of Global Discovery Fund will automatically receive a proportionate number of shares of Global Growth Fund based on each fund’s net asset value at the time of the merger. Accordingly, when acquiring shares of Global Discovery Fund, you should also consider the strategies and risks of Global Growth Fund. Please see Global Growth Fund’s summary prospectus or the Global Growth Fund summary section of the American Funds Insurance Series prospectus for further information on the strategies and risks of Global Growth Fund.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Concentration — The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following information shows how the investment results of the fund have varied from year to year and how the fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Global Service and Information Index reflects the market sectors and securities in which the fund primarily invests and the Lipper Growth Funds Index and the Lipper International Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following information shows how the investment results of the fund have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance.

Calendar year total returns for Class 1 shares.

The fund’s highest/lowest quarterly results during this time period were:

Highest	24.89%	(quarter ended June 30, 2009)
Lowest	-24.97%	(quarter ended December 31, 2008)

For the periods ended December 31, 2012: Average annual total returns
Average Annual Returns Class 1 and 2 Shares Prospectus Global Discovery Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Lifetime	Average Annual Returns, Lifetime Date
Class 1	Global Discovery Fund-Class 1	20.81%	0.68%	9.23%	5.11%	Jul. 05, 2001
Class 2	Global Discovery Fund-Class 2	20.52%	0.43%	8.96%	4.85%	Jul. 05, 2001
S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.99%	1.66%	7.10%	3.39%	Jul. 05, 2001
Global Service and Information Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	Global Service and Information Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	19.09%	none	7.06%	2.71%	Jul. 05, 2001
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	16.77%	0.66%	6.32%	2.31%	Jul. 05, 2001
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	19.70%	(2.82%)	8.81%	5.67%	Jul. 05, 2001